DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2023
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

14.    DERIVATIVE LIABILITIES

Purchase Consideration and Contingent Consideration

In May 2023, the Company reached an agreement to amend and settle the terms of contingent consideration under the membership interest purchase agreements of GSD and Sira. The Company recognized a fair value loss during the period of $918 on the settlement of the contingent consideration obligation for GSD and $3,660 on the settlement of the contingent consideration obligation for Sira. Refer to Note 12 for further details on the amended terms of the contingent consideration.

The fair value adjustment relating to derivative liabilities has been included in the statements of operations under “Fair value gain on financial liabilities” as detailed below:

	Year Ended
	December 31,	December 31,
	2023	2022
Gain from FV adjustment on contingent consideration	$27,597	$61,675
Loss from FV adjustment on purchase consideration settlement	—	(1,780)
(Loss) gain from settlement of contingent consideration	(4,578)	3,186
Other	4	7
Total	$23,023	$63,088